As filed with the Securities and Exchange Commission on March 3, 2023

Registration No. 333-130822

Registration No. 811-08582

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 22	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. _____	☐

(Check appropriate box or boxes.)

Variable Annuity Account I

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2N, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on May 1, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _______ pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2022 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 22 by reference to Registrant’s filing under Rule 485(b) as filed on April 24, 2022.

A supplement dated March 3, 2023 to the Prospectus and Statement of Additional Information is included in Parts A and B of this Post-Effective Amendment No. 22.

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account I

Retirement Master

Supplement dated March 3, 2023 to the Contract Prospectus

Initial Summary Prospectus and Updating Summary Prospectus

each dated May 1, 2022, as amended

This supplement updates and amends certain information contained in your variable annuity contract prospectus, initial summary prospectus and updating summary prospectus. Please read it carefully and keep it with your contract prospectus and, if applicable, your initial summary prospectus and updating summary prospectus for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus, initial summary prospectus and updating summary prospectus.

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to Wanger Select.

Notice of and Important Information About an Upcoming Fund Reorganization

In December 2022, the Board of Trustees for Wanger Select unanimously approved a proposal to reorganize Wanger Select (the “Merging Fund”) with and into Wanger Acorn (the “Surviving Fund”). The Reorganization (the “Reorganization”) will take place at the close of business on or about April 21, 2023 (the “Reorganization Date”).

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in a Merging Fund to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See “THE INVESTMENT OPTIONS” section of your contract prospectus for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Merging Fund will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Fund will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. See “THE INVESTMENT OPTIONS” section of your contract prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-584-6001.

X.130822-22	Page 1 of 2	March 2023

NOTICE OF AN UPCOMING FUND Addition

In connection with the upcoming Reorganization involving Wanger Select referenced above, Wanger Acorn will be added to your contract as a replacement investment option.

Please note the following information about Wanger Acorn:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER
Seeks long-term capital appreciation.	Wanger Acorn Investment Adviser: Columbia Wanger Asset Management, LLC

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.130822-22	Page 2 of 2	March 2023

FINANCIAL STATEMENTS

Incorporated by reference are the financial statements of Variable Annuity Account I and Voya Retirement Insurance and Annuity Company, as follows:

•	Financial Statements of Variable Annuity Account I:
•	Report of Independent Registered Public Accounting Firm
•	Statements of Assets and Liabilities as of December 31, 2021
•	Statements of Operations for the year ended December 31, 2021
•	Statements of Changes in Net Assets for the years ended December 31, 2021 and 2020
•	Notes to Financial Statements
•	Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
•	Report of Independent Registered Public Accounting Firm
•	Consolidated Balance Sheets as of December 31, 2021 and 2020
•	Consolidated Statements of Operations for the years ended December 31, 2021, 2020 and 2019
•	Consolidated Statements of Comprehensive Income for the years ended December 31, 2021, 2020 and 2019
•	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2021, 2020 and 2019
•	Consolidated Statements of Cash Flows for the years ended December 31, 2021, 2020 and 2019
•	Notes to Consolidated Financial Statements

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)		Resolution establishing Variable Annuity Account I • Incorporated by reference to Registration Statement on Form N-4 (File No. 033-59749), as filed on June 1, 1995.
(b)		Not applicable
(c)	(1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
	(2)	Underwriting Agreement dated November 17, 2006 between ING Insurance Company of America and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
(d)	(1)	Variable Annuity Contract G2-CDA-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
	(2)	Variable Annuity Contract G-CDA-05(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
	(3)	Variable Annuity Contract Certificate GTCC2-99(TORP)FL to Variable Annuity Contract G2-CDA-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
	(4)	Variable Annuity Contract Certificate GTCC-05 (TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
	(5)	Endorsement EEGTRRA2(01) to Contract G2-CDA-99(TORP)FL and Contract Certificate GTCC2-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
	(6)	Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate GTCC2-99(TORP)(FL) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
	(7)	Endorsement E-LOAN2TORP(1/02) to Contract G2-CDA-99(TORP)FL and Certificate GTCC2-99(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
	(8)	Endorsement MERGE-IICA-ILIAC-05 to Contract G2-CDA99 (TORP)FL and Certificate GTCC2-99(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
	(9)	Endorsement EEGTRRA (12/05) to Contract G-CDA-05 (TORP)FL and Certificate GTCC-05(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
	(10)	Endorsement ELOANTORP (12/05) to Contract G-CDA-05 (TORP)FL and Certificate GTCC-05(TORP)FL • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-130822), as filed on January 3, 2006.
	(11)	Endorsement EVNMCHG (09/14) for name change • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 13, 2015.
	(12)	Endorsement E-GMIRMM-17(FL) to Contract G-CDA-05(TORP)FL and Certificate GTCC-05(TORP)FL • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 18, 2018.

	(13)	Endorsement E-DCSECURE-20 • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 16, 2021.
	(14)	Endorsement E-MMLOAN-21 (File No. 333-130822), as filed on March 1, 2022.
(e)	(1)	Variable Annuity Contract Application 155634 (01/14) (FL) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 13, 2015.
(f)	(1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
	(2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(g)		Not applicable
(h)	(1)	(Retail) Participation Agreement dated as of January 1, 2003 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
	(2)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
	(3)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group Agreement dated June 30, 2000 and effective January 1, 2003 between American Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
	(4)	(Retail) Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
	(5)	Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
	(6)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
	(7)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
	(8)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(10)	Fund Participation Agreement dated November 1, 1999 by and among Aetna Insurance Company of America, AIM Variable Insurance Funds, Inc. and A I M Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
(11)	Service Agreement dated November 1, 1999 between Aetna Insurance Company of America and AIM Advisors, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
(12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(13)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Insurance Company of America (renamed ING Insurance Company of America) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(14)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Insurance Company of America (renamed ING Insurance Company of America) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(15)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(16)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(17)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.
(18)	Participation Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust, PA Distributors LLC PIMCO PA Distributors, LLC • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 18, 2005.

(19)	Novation of and Amendment to Participation Agreement dated as of January 26, 2011 and effective as of February 14, 2011 by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.
(20)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust and ING Insurance Company of America (Administrative) • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 18, 2005.
(21)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(22)	Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.
(23)	Amendment No. 1, entered into on October 14, 2020 and effective as of January 1, 2020, to the Fund Participation, Administrative and Shareholder Service Agreement dated as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC, and Voya Investments Distributor LLD and each retail, insurance dedicated, registered investment company listed on Schedule A of the Agreement • Incorporated by reference to Post-Effective Amendment No. 73 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 5, 2021.
(24)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(25)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(26)	Service Agreement with Investment Adviser dated as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(27)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(i)		Not applicable
(j)	(1)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
	(2)	Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.
	(3)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.
	(4)	Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.
	(5)	Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 · Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
	(6)	Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 • Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.
(k)		Opinion and Consent of Counsel
(l)		Consent of Independent Registered Public Accounting Firm
(m)		Not applicable
(n)		Not applicable
(o)		Initial Summary Prospectus • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-130822), as filed on May 5, 2022.
99.16		Powers of Attorney

Item 28. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director and President
Robert L. Grubka, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Chairman, Director and Senior Vice President

Michael R. Katz, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Financial Officer
Heather H. Lavallee, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Risk Officer
Amelia J. Vaillancourt, One Orange Way, Windsor, CT 06095-4774	Director
Mona M. Zielke, One Orange Way, Windsor, CT 06095-4774	Director and Vice President
My Chi To, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
William S. Harmon, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Stacy L. Hughes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Chief Information Security Officer
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Tony D. Oh, 5780 Powers Ferry Road, N.W., Atlanta GA 30327-4390	Senior Vice President and Chief Accounting Officer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Appointed Actuary
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Michele M. White, One Orange Way, Windsor, CT 06095-4774	Senior Vice President
Brian J. Baranowski, One Orange Way, Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Monalisa Chowdhury, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
John R. Thistle, Jr., One Orange Way, Windsor, CT 06095-4774	Vice President

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM
12-31-2022

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Origami Squirrel Acquisition Corp. Non-Insurer (Delaware)

Pen-Cal Administrators, Inc. Non-Insurer (California) FEIN: 94-2695108

Voya Services Company Non-Insurer (Delaware) FEIN: 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) FEIN: 52-2197204

Security Life Assignment Corporation Non-Insurer (Colorado) FEIN: 84-1437826

Voya Special Investments, Inc. (*a) Non-Insurer (Delaware) FEIN: 85-1775946

VFI SLK Global Services Private Limited (*b) Non-Insurer (India)

Voya Holdings Inc. Non-Insurer (Connecticut) FEIN: 02-0488491

Voya Benefits Company, LLC Non-Insurer (Delaware) FEIN: 83-0965809

Benefit Strategies, LLC Non-Insurer (New Hampshire) FEIN: 26-0003294

Voya Financial Advisors, Inc. Non-Insurer (Minnesota) FEIN: 41-0945505

VIM Holdings LLC (*c) Non-Insurer (Delaware) FEIN: 88-3236443

Voya Investment Management LLC Non-Insurer (Delaware) FEIN: 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) FEIN: 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) FEIN: 06-1440627

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management (UK) Limited Non Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) FEIN: 13-4038444

Czech Asset Management, L.P. Non-Insurer (Delaware) FEIN: 45-3236373

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

Voya Alternative Asset Management LLC Non-Insurer (Delaware) FEIN: 13-3863170

Voya Realty Group LLC Non-Insurer (Delaware) FEIN: 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) FEIN: 13-4152011

Pomona G. P. Holdings LLC (*d) Non-Insurer (Delaware) FEIN: 13-4150600

Pomona Management LLC Non-Insurer (Delaware) FEIN: 13-4149700

Voya Capital, LLC Non-Insurer (Delaware) FEIN: 86-1020892

Voya Funds Services, LLC Non-Insurer (Delaware) FEIN: 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) FEIN: 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) FEIN: 03-0402099

RiverRoch LLC (*c) Non-Insurer (Delaware) FEIN: 84-3548142

Oconee Real Estate Holdings LLC (*e) Non-Insurer (Delaware ) FEIN: 85-1578755

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) FEIN: 71-0294708 | NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) FEIN: 06-1375177

Voya Institutional Plan Services, LLC Non-Insurer (Delaware) FEIN: 04-3516284

Voya Retirement Advisors, LLC Non-Insurer (Delaware) FEIN: 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) FEIN: 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) FEIN: 41-0451140 | NAIC: 67105

ReliaStar Life Insurance Company of New York Insurer (New York) FEIN: 53-0242530 | NAIC: 61360

Voya Insurance Solutions, LLC Non-Insurer (Connecticut) FEIN: 06-1465377

Voya Custom Investments LLC Non-Insurer (Delaware) FEIN: 02-0488491

*a	Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.
*b	VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.
*c	Voya Holdings Inc. holds a 76% economic stake, and a Non-Affiliate Member holds a 24% economic stake in VIM Holdings LLC’s class A shares and Voya Holdings Inc. also holds a 100% economic stake in VIM Holdings LLC’s class B shares.
*d	Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholders.
*c	RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company and owned 35.5% by Non-Affiliate members.
*e	Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 19% by ReliaStar Life Insurance Company and owned 50.6% by Non-Affiliate members.

Item 30. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-77d. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Directors and Officers Liability, Professional Liability (aka E&O) and Financial Institutions Bond (aka Fidelity), Employment Practices liability and Network Security (aka Cyber) insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.

Item 31. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (1) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (2) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (3) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (4) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act); (5) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act); (6) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act); and (7) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Andre D. Robinson, One Orange Way, Windsor, CT 06095-4774	Director
Stacy L. Hughes, 5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Chief Information Security Officer
Stephen J. Easton, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Assistant Chief Financial Officer
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Chief Risk Officer
Michelle P. Luk, 230 Park Avenue, New York, NY 10169	Senior Vice President and Treasurer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Lisa S. Gilarde, One Orange Way, Windsor, CT 06095-4774	Vice President
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
Carol B. Keen, One Orange Way, Windsor, CT 06095-4774	Vice President
George D. Lessner, Jr., 15455 North Dallas Parkway, Suite 1250, Addison, TX 75001	Vice President
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin W. Moy, One Orange Way, Windsor, CT 06095-4774	Vice President
Niccole A. Peck, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Justina Y. Richards, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass, 9020 Overlook Blvd., Brentwood, TN 37027	Vice President
Brian Stevens, 7337 E. Doubletree Ranch Road, Scottsdale, AZ 84258	Vice President
Katrina M. Walker, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

Tina M. Schultz, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Assistant Secretary
Judson S. Bryant, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer
Preston L. Porterfield, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$72,250,740.95

* Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of Voya Retirement Insurance and Annuity Company during 2021.

Item 32. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it, on behalf of Registrant, is provided in our most recent report filed on Form N-CEN.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans. See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended. See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant (certifies that it meets all of the requirements for effectiveness of this registration statement under rule485(b) under the Securities Act and) has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, State of Connecticut, on the 3rd day of March 2023.

VARIABLE ANNUITY ACCOUNT I OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY (Registrant)

By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY (Depositor)

By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

Robert L. Grubka*	Director
Robert L. Grubka

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director	March 3, 2023
Heather H. Lavallee

Francis G. O’Neill*	Director
Francis G. O’Neill

Chief Accounting Officer
Tony D. Oh	(principal accounting officer)

Director
Amelia J. Vaillancourt

Director
Mona M. Zielke

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

*	Executed by Peter M. Scavongelli on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(k)	Opinion and Consent of Counsel

27(l)	Consent of Independent Registered Public Accounting Firm

99.16	Powers of Attorney